Restructuring - Summary of Restructuring Charges Recorded in Selling, General and Administrative Expenses (Details) - USD ($)		3 Months Ended	9 Months Ended
	Aug. 18, 2023	Dec. 31, 2023	Dec. 31, 2023
Restructuring Cost And Reserve [Line Items]
Severance for Involuntary Employee Terminations	$ 400,000	$ 0	$ 380,000
Total Restructuring Expense		$ 0	$ 380,000